Notes Payable - Related Parties (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	May 15, 2020	Mar. 02, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Interest Expense, Debt			$ 112,601	$ 113,044	$ 452,120	$ 548,742
Repayments of Related Party Debt						47,728
Convertible Promissory Notes [Member] | 2019 Related Notes [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 350,000
Repayments of Related Party Debt	$ 47,728
2016-2019 [Member] | Convertible Promissory Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.00%
Debt Instrument, Face Amount					$ 1,562,728
Debt Conversion, Converted Instrument, Amount		$ 1,433,689
Debt Instrument, Convertible, Conversion Price		$ 4.00
Notes Payable - Related Parties [Member]
Short-Term Debt [Line Items]
Interest Expense, Debt						$ 88,941